COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OCS [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.50%
Percent of grants received paid in royalties	100.00%
Proceeds from grants received	$ 35,232
Accumulated interest, grants	11,177
Accumulated royalties paid	10,228
Total commitment with respect to royalty-bearing participation received, net of royalties paid	36,181
Royalty expenses	706	562	759
BIRD-F [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	5.00%
Percent of grants received paid in royalties	150.00%
Proceeds from grants received	340
Royalties due based on stated percentage	789
Linkage to the United States Consumer Price Index	434
Accumulated royalties paid	355
Israeli Ministry of Trade [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.00%
Percent of grants received paid in royalties	100.00%
Proceeds from grants received	$ 205
Maximum term for required royalty payments	7 years